Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
		Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Basic earnings per common share
Net income attributable to common shareholders		$ 1,631	$ 1,949	$ 2,608
Weighted average number of common shares outstanding		1,192	1,192	1,211
Basic earnings per common share	[1]	$ 1.37	$ 1.64	$ 2.15
Diluted earnings per common share
Net income attributable to common shareholders		$ 1,631	$ 1,949	$ 2,608
Dilutive impact of share-based payment options and others	[2]	(4)	4	24
Net income attributable to common shareholders (diluted)		$ 1,627	$ 1,953	$ 2,632
Weighted average number of common shares outstanding		1,192	1,192	1,211
Dilutive impact of share-based payment options and others	[2]	7	7	19
Weighted average number of diluted common shares outstanding		1,199	1,199	1,230
Diluted earnings per common share	[1]	$ 1.36	$ 1.63	$ 2.14

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.